Intangible assets - Roll forward of net book value (Details) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
At the beginning of the year	BRL 4,575,694	BRL 4,505,634
Additions	60,686	118,706
Amortization	(69,563)	(67,499)
Disposals		(293)
Transfers and others	25,445	19,146
At the end of the year	BRL 4,592,262	BRL 4,575,694